Income taxes - Recognized deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Deferred tax assets:
Deferred tax assets netting	₽ (22,957)	₽ (25,627)
Total deferred tax assets	451,890	176,328	[1]
Deferred tax liabilities:
Deferred tax liabilities netting	22,957	25,627
Total deferred tax liabilities	(504,367)	(611,152)	[1]
Net deferred tax liability	(52,477)	(434,824)		₽ (362,969)
Additional disclosures
Unrecognized deferred tax assets	669,664	567,835
Contract liabilities.
Deferred tax assets:
Deferred tax assets	329,221	140,143
Deferred tax liabilities:
Net deferred tax liability	329,221	140,143		135,203
Unused vacation accruals
Deferred tax assets:
Deferred tax assets	21,942	11,567
Deferred tax liabilities:
Net deferred tax liability	21,942	11,567		8,614
Employee benefits
Deferred tax assets:
Deferred tax assets	37,799	30,502
Deferred tax liabilities:
Net deferred tax liability	37,799	30,502		13,323
Trade and other payables.
Deferred tax assets:
Deferred tax assets	15,210	6,408
Deferred tax liabilities:
Net deferred tax liability	15,210	6,408		7,728
Right-of-use assets and lease liabilities
Deferred tax assets:
Deferred tax assets	5,251	5,452
Deferred tax liabilities:
Net deferred tax liability	5,251	5,452		4,139
Intangible assets
Deferred tax assets:
Deferred tax assets	4,244	7,883
Deferred tax liabilities:
Net deferred tax liability	(511,697)	(607,471)		(522,280)
Property and equipment
Deferred tax assets:
Deferred tax assets	2,149
Deferred tax liabilities:
Deferred tax liabilities		(4,478)
Net deferred tax liability	2,149	(4,478)		₽ (9,696)
Tax benefit from LTIPs - income
Deferred tax assets:
Deferred tax assets	46,586
Deferred tax liabilities:
Net deferred tax liability	46,586
Tax benefit from LTIPs - equity
Deferred tax assets:
Deferred tax assets	12,445
Deferred tax liabilities:
Net deferred tax liability	12,445
Intangible assets, excluding assets identified on acquisition
Deferred tax liabilities:
Deferred tax liabilities	(572)	(4,918)
Intangible asset identified on acquisitions
Deferred tax liabilities:
Deferred tax liabilities	(515,369)	(610,436)
Loans and borrowings
Deferred tax liabilities:
Deferred tax liabilities	(11,383)	(16,947)
Net deferred tax liability	₽ (11,383)	₽ (16,947)

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).